Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2025

Shares		Value
COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 8.7%
	APPAREL 1.1%
71,700	Crocs, Inc.(1)(2)	$7,614,540
	ENGINEERING & CONSTRUCTION 1.1%
24,400	TopBuild Corp.(1)	7,440,780
	ENTERTAINMENT 1.7%
102,272	Churchill Downs, Inc.	11,359,351
	HOME BUILDERS 1.6%
20,800	Cavco Industries, Inc.(1)	10,808,304
	RETAIL 3.2%
25,815	Group 1 Automotive, Inc.	9,860,039
41,600	Texas Roadhouse, Inc.	6,931,808
21,800	Wingstop, Inc.	4,917,644
		21,709,491
		58,932,466
CONSUMER STAPLES 4.8%
	FOOD 4.8%
68,800	J & J Snack Foods Corp.	9,062,336
203,000	Post Holdings, Inc.(1)	23,621,080
		32,683,416
FINANCIALS 10.3%
	BANKS 1.6%
206,496	First Financial Bankshares, Inc.	7,417,336
38,900	Walker & Dunlop, Inc.	3,320,504
		10,737,840
	DIVERSIFIED FINANCIALS 1.4%
104,422	Stifel Financial Corp.	9,842,818
	INSURANCE 7.3%
60,000	Assured Guaranty Ltd.	5,286,000
44,400	Primerica, Inc.	12,633,132
263,800	RLI Corp.	21,191,054
110,193	Selective Insurance Group, Inc.	10,087,067
		49,197,253
		69,777,911
HEALTHCARE 7.9%
	COSMETICS/PERSONAL CARE 0.3%
19,400	Prestige Consumer Healthcare, Inc.(1)	1,667,818
	HEALTHCARE PRODUCTS 1.8%
117,000	Merit Medical Systems, Inc.(1)	12,368,070
	HEALTHCARE SERVICES 5.8%
19,000	Chemed Corp.	11,691,080
151,700	Ensign Group, Inc.	19,629,980
22,100	Medpace Holdings, Inc.(1)	6,733,649
19,100	U.S. Physical Therapy, Inc.	1,382,076
		39,436,785
		53,472,673
INDUSTRIALS 46.2%
	BUILDING MATERIALS 3.9%
208,500	AAON, Inc.	16,290,105
12,000	Lennox International, Inc.	6,729,960
Shares		Value
COMMON STOCKS 98.3% (continued)
INDUSTRIALS 46.2% (continued)
	BUILDING MATERIALS 3.9% (continued)
64,000	Trex Co., Inc.(1)	$3,718,400
		26,738,465
	COMMERCIAL SERVICES 1.8%
37,500	FTI Consulting, Inc.(1)	6,153,000
8,100	Herc Holdings, Inc.	1,087,587
63,300	TriNet Group, Inc.	5,015,892
		12,256,479
	COMPUTERS 9.9%
70,100	CACI International, Inc. Class A(1)	25,721,092
545,065	ExlService Holdings, Inc.(1)	25,732,519
180,000	Genpact Ltd.	9,068,400
59,600	Science Applications International Corp.	6,691,292
		67,213,303
	DISTRIBUTION/WHOLESALE 2.5%
195,400	Rush Enterprises, Inc. Class A	10,436,314
51,100	SiteOne Landscape Supply, Inc.(1)(2)	6,205,584
		16,641,898
	ELECTRICAL EQUIPMENT 1.4%
37,000	Acuity, Inc.	9,743,950
	ELECTRONICS 2.9%
107,600	Woodward, Inc.	19,635,924
	ENGINEERING & CONSTRUCTION 6.8%
59,200	Comfort Systems USA, Inc.	19,081,936
36,600	EMCOR Group, Inc.	13,528,458
162,600	Exponent, Inc.	13,180,356
		45,790,750
	HAND/MACHINE TOOLS 2.1%
44,800	Franklin Electric Co., Inc.	4,205,824
70,200	MSA Safety, Inc.	10,297,638
		14,503,462
	MACHINERY - DIVERSIFIED 6.4%
69,800	Applied Industrial Technologies, Inc.	15,728,732
33,600	Kadant, Inc.(2)	11,320,176
79,747	Watts Water Technologies, Inc. Class A	16,262,008
		43,310,916
	METAL FABRICATE/HARDWARE 2.7%
56,300	RBC Bearings, Inc.(1)	18,115,651
	MISCELLANEOUS MANUFACTURERS 3.9%
19,400	Carlisle Cos., Inc.	6,605,700
13,200	Enpro, Inc.	2,135,628
240,803	Federal Signal Corp.	17,711,061
		26,452,389
	TRANSPORTATION 0.8%
33,800	Landstar System, Inc.	5,076,760
	TRUCKING & LEASING 1.1%
47,300	GATX Corp.	7,344,271
		312,824,218
See Supplementary Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 98.3% (continued)
INFORMATION TECHNOLOGY 15.4%
	COMPUTERS 2.2%
20,100	ASGN, Inc.(1)	$1,266,702
60,800	Crane NXT Co.(2)	3,125,120
49,860	Insight Enterprises, Inc.(1)(2)	7,478,501
21,700	Qualys, Inc.(1)	2,732,681
		14,603,004
	ELECTRICAL EQUIPMENT 0.1%
3,000	Littelfuse, Inc.	590,220
	ELECTRONICS 2.6%
81,700	Badger Meter, Inc.	15,543,425
21,400	TD SYNNEX Corp.	2,224,744
		17,768,169
	INTERNET 1.3%
139,000	ePlus, Inc.(1)	8,483,170
	MISCELLANEOUS MANUFACTURERS 2.1%
71,700	Fabrinet(1)	14,161,467
	SEMICONDUCTORS 1.3%
87,046	MACOM Technology Solutions Holdings, Inc.(1)	8,737,678
	SOFTWARE 5.8%
141,800	ACI Worldwide, Inc.(1)	7,757,878
55,449	Appfolio, Inc. Class A(1)(2)	12,193,235
104,500	SPS Commerce, Inc.(1)	13,870,285
76,400	Workiva, Inc.(1)	5,799,524
		39,620,922
		103,964,630
MATERIALS 4.3%
	CHEMICALS 0.8%
32,500	Balchem Corp.	5,395,000
	IRON/STEEL 1.3%
49,000	Carpenter Technology Corp.(2)	8,877,820
	PACKAGING & CONTAINERS 2.2%
39,600	AptarGroup, Inc.	5,875,848
172,600	Silgan Holdings, Inc.	8,823,312
		14,699,160
		28,971,980
UTILITIES 0.7%
	WATER 0.7%
59,900	American States Water Co.	4,712,932
TOTAL COMMON STOCKS (Cost $415,670,655)		665,340,226
Shares		Value
SHORT-TERM INVESTMENTS 1.7%
	MONEY MARKET FUNDS 1.7%
11,365,062	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(3)	$11,365,062
TOTAL SHORT-TERM INVESTMENTS (Cost $11,365,062)		11,365,062
TOTAL INVESTMENTS IN SECURITIES 100.0% (Cost $427,035,717)		$676,705,288
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		282,257
NET ASSETS(4) 100.0%		$676,987,545

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2025, the market value of the securities on loan was $38,288,487.
(3)	Rate reflects 7 day yield as of March 31, 2025.
(4)
For federal income tax purposes, the aggregate cost was
$427,035,717, aggregate gross unrealized appreciation
was $259,634,824, aggregate gross unrealized
depreciation was $9,965,253 and the net unrealized
appreciation was $249,669,571.

See Supplementary Notes to Financial Statements.

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Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2025:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$665,340,226	$—	$—	$665,340,226
Short-Term Investments	11,365,062	—	—	11,365,062
Total Investments in Securities	$676,705,288	$—	$—	$676,705,288

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2025, there were no Level 3 investments.

2